Changes in Accrued Warranty Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015	May 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Beginning Balance		$ 11,663	$ 14,741	$ 9,330
Deductions	[1]	(18,061)	(29,543)	(19,155)
Provision charged to SG&A expense		19,653	23,487	24,566
Acquisitions, including SPHC reconsolidation		59	2,978
Ending Balance		$ 13,314	$ 11,663	$ 14,741

[1]	Primarily claims paid during the year.